Short Term Loans (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Interest expense on short term loans	$ (14,223)	$ (18,840)	$ (21,382)